SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED SUBSIDIARIES AND ENTITY

The Company’s consolidated subsidiaries and/or entities were as follows:

Name of Consolidated Subsidiary or Entity	State or Other Jurisdiction of Incorporation or Organization	Attributable Interest
ILA Fund I, LLC	Wyoming	100%
International Land Alliance, S.A. de C.V. (ILA Mexico)	Mexico	100%
Emerald Grove Estates, LLC	California	100%
Plaza Bajamar LLC	Wyoming	100%
Plaza Valle Divino, LLC	Wyoming	100%
Rancho Costa Verde Development, LLC	Nevada	100%

The Company’s consolidated subsidiaries were as follows as of December 31, 2022:

Name of Consolidated Subsidiary or Entity	State or Other Jurisdiction of Incorporation or Organization	Attributable Interest
ILA Fund I, LLC	Wyoming	100%
International Land Alliance, S.A. de C.V. (ILA Mexico)	Mexico	100%
Emerald Grove Estates, LLC	California	100%
Oasis Park Resort, LLC	Wyoming	100%
Plaza Bajamar, LLC	Wyoming	100%
Plaza Valle Divino, LLC	Wyoming	100%

SCHEDULE OF LIABILITIES WITH SIGNIFICANT UNOBSERVABLE INPUTS

The following table presents balances of the liabilities with significant unobservable inputs (Level 3) as of June 30, 2023:

	Fair Value Measurements at June 30, 2023 Using
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Derivative liability	$-	$-	$626,792	$626,792
Total	$-	$-	$626,792	$626,792

The following table presents balances of the liabilities with significant unobservable inputs (Level 3) as of December 31, 2022:

	Fair Value Measurements at December 31, 2022 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Derivative liability	$-	$-	$531,527	$531,527
Total	$-	$-	$531,527	$531,527

SCHEDULE OF CHANGES IN LIABILITIES WITH SIGNIFICANT UNOBSERVABLE INPUTS

The following table presents changes of the liabilities with significant unobservable inputs (Level 3) for the three and six months ended June 30, 2023:

Derivative
Liability
Balance December 31, 2022	$531,527

New derivative from convertible notes	136,062
Settlement by debt extinguishment	(142,574)
Change in estimated fair value	397,678
Balance March 31, 2023	$922,693
Change in estimated fair value	(295,901)
Balance June 30, 2023	$626,792

The following table presents changes of the liabilities with significant unobservable inputs (Level 3) for the year ended December 31, 2022:

Derivative
Liability
Balance December 31, 2021	$-

New derivative from convertible notes	497,535
Change in estimated fair value	33,992
Balance December 31, 2022	$531,527

SCHEDULE OF DERIVATIVE LIABILITY

For the Three and Six Months Ending June 30,
	2023	2022

Expected term	1 month – 1 year	-
Exercise price	$0.05 - $0.10	-
Expected volatility	139% - 163%	-
Expected dividends	None	-
Risk-free interest rate	4.74% - 5.09%	-
Forfeitures	None	-

For Years Ending December 31,
	2022	2021

Expected term	0.5 -1 year	-
Exercise price	$0.10-$0.43	-
Expected volatility	155%-162%	-
Expected dividends	None	-
Risk-free interest rate	2.93%-4.73%	-
Forfeitures	None	-

SCHEDULE OF DEPRECIATION ESTIMATED USEFUL LIVES

Fixed assets are stated at cost, less accumulated depreciation, and amortization. Depreciation is computed using the double declining balance method over the estimated useful lives of the respective assets:

Classification	Life
Buildings	20 years
Furniture and equipment	5 years

Fixed assets are stated at cost, less accumulated depreciation, and amortization. Depreciation is computed using the double declining balance method over the estimated useful lives of the respective assets:

Classification	Life
Buildings	20 years
Furniture and equipment	5 years

SCHEDULE OF POTENTIALLY DILUTIVE SHARES

Securities that are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been antidilutive are:

	For the six months ended June 30, 2023	For the six months ended June 30, 2022

Options	6,000,000	3,850,000
Warrants	38,107,500	3,867,500
Total potentially dilutive shares	44,107,500	7,717,500

Securities that are excluded from the calculation of weighted average dilutive common shares, because their inclusion would have been antidilutive are:

	For the year ended December 31, 2022	For the year ended December 31, 2021

Options	6,000,000	3,850,000
Warrants	3,867,500	3,180,000
Total potentially dilutive shares	9,867,500	7,030,000

SCHEDULE OF DISAGGREGATED REVENUE

Disaggregated revenue by major source was as follows for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

Revenue from the sale of land	$-	$496,797
Lease income	-	25,899
	$-	$522,696